SUPPLEMENT TO THE
FIDELITY CASH
MANAGEMENT FUNDS' DAILY MONEY CLASS
DECEMBER 30, 1997 PROSPECTUS
   The following information replaces similar information found under the heading "Securities and Investment Practices " in the "Investment Principles and Risks" section on page 15:
       DIVERSIFICATION.    Diversifying a fund's investment portfolio
can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
   RESTRICTIONS: Each of Prime Fund and Tax-Exempt Fund may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days.
   These limitations do not apply to U.S. Government securities or to securities of other investment companies.
   Tax-Exempt Fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
The following information replaces the similar information found in "Investment Principles and Risks" on page 11:
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.
The following information replaces the similar information found in "Shareholder and Account Policies" on pages 28 and 29:
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Daily Money Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire before the close of the Federal Reserve Wire System on that day, begin to earn dividends on the day of purchase.
(small solid bullet) All other Daily Money Class purchases begin to earn dividends on the first business day following the day of purchase.
(small solid bullet) On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) close early, the time on that day by which wire purchase orders must be placed in order to earn dividends on the day of purchase may be advanced.
(small solid bullet) On any day that the principal bond markets or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) do not open, shares begin to earn dividends on the first business day following the day of purchase.
AUTOMATED PURCHASE ORDERS. You may purchase shares sold through investment professionals utilizing an automated placement and settlement system that guarantees payment for orders on a specific date.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) Daily Money Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, earn dividends through the day prior to the day of redemption.
(small solid bullet) All other Daily Money Class redemptions earn dividends through the day of redemption; however, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) close early, a time may be set after which wire redemption orders earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) On any day that the principal bond markets or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) do not open, shares earn dividends through the day of redemption; however shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays) when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.


SUPPLEMENT TO THE FIDELITY CASH MANAGEMENT FUNDS' CAPITAL RESERVES CLASS DECEMBER 30, 1997 PROSPECTUS
   The following information replaces similar information found under the heading "Securities and Investment Practices " in the "Investment Principles and Risks" section on page 14:
       DIVERSIFICATION.    Diversifying a fund's investment portfolio
can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
   RESTRICTIONS: Each of Prime Fund and Tax-Exempt Fund may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days.
   These limitations do not apply to U.S. Government securities or to securities of other investment companies.
   Tax-Exempt Fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
The following information replaces the similar information found in "Investment Principles and Risks" on page 10:
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.
The following information replaces the similar information found in "Shareholder and Account Policies" on pages 26 and 27:
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Capital Reserves Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire before the close of the Federal Reserve Wire System on that day, begin to earn dividends on the day of purchase.
(small solid bullet) All other Capital Reserves Class purchases begin to earn dividends on the first business day following the day of purchase.
(small solid bullet) On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) close early, the time on that day by which wire purchase orders must be placed in order to earn dividends on the day of purchase may be advanced.
(small solid bullet) On any day that the principal bond markets or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) do not open, shares begin to earn dividends on the first business day following the day of purchase.
AUTOMATED PURCHASE ORDERS. You may purchase shares sold through investment professionals utilizing an automated placement and settlement system that guarantees payment for orders on a specific date.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) Capital Reserves Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, earn dividends through the day prior to the day of redemption.
(small solid bullet) All other Capital Reserves Class redemptions earn dividends through the day of redemption; however, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) close early, a time may be set after which wire redemption orders earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) On any day that the principal bond markets or the Federal Reserve Bank of Kansas City (for Tax-Exempt Fund) or the Federal Reserve Bank of New York (for Prime Fund and Treasury Fund) do not open, shares earn dividends through the day of redemption; however shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays) when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.